Business Combinations (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Business Combination
The following table summarizes information related to this acquisition as of the acquisition date.

Fair value of consideration transferred
Common stock	$6,798
Cash	339
Total	$7,137

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets:
Cash	$10
Accounts receivable	149
Deferred incentive fees	632
Prepaid expenses	23
ROU asset	261
Intangible asset – Investment Management Agreement	7,250

Liabilities:
Accounts payable	58
Interest payable	6
Lease liability	261
Line of credit	1,863
Total identifiable net assets	6,137
Goodwill	$1,000
The table below summarizes the hypothetical number of shares as of September 12, 2025 that Legacy Mount Logan would have to issue to give TURN owners the same percentage ownerships in the combined company.

	Hypothetical Legacy Mount Logan Ownership
	Number of Legacy Mount Logan shares outstanding	Percentage Ownership
Legacy Mount Logan shareholders	30,960,503	56%
TURN shareholders	23,886,447	44%
Total	54,846,950	100%

Schedule of purchase price
The purchase price is calculated based on the number of hypothetical shares of Legacy Mount Logan common stock issued to TURN shareholders multiplied by the share price as demonstrated in the table below (dollars in thousands except for the market price per share).

Number of hypothetical Legacy Mount Logan shares issued to TURN shareholders	23,886,447
Legacy Mount Logan market price per share as of September 12, 2025	$1.95
Purchase price determination of hypothetical Legacy Mount Logan shares issued to TURN shareholders	$46,579
Other deal adjustments for expenses incurred	233
Purchase price consideration	$46,812